Related Party Transactions	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Related Party Transactions
Related Party Transactions

Note 6. Related Party Transactions

On November 16, 2020, the Company entered into a business acquisition agreement with Ethos Technology LLC, dba Comply Bag, a California limited liability company (“Ethos”). Ethos is a development stage business in the process of entering the market for cannabis trackable storage bags. By virtue of the agreement, Ethos sold, assigned, and transferred to the Company all of Ethos’ business, including all of its assets and associated liabilities, in exchange for the Company’s issuance of an aggregate of 6,000,000 common shares. 3,000,000 shares were due at signing, with 1,500,000 shares being issued to Edward Manolos, and 1,500,000 shares being issued to Thang Nguyen. Mr. Manolos is a director of the Company and a related party. Mr. Nguyen is the brother of Dan Van Nguyen, a director of the Company and a related party. After Ethos ships orders for Ethos products equaling $1,000,000 to unaffiliated parties, the Company will issue to Messrs. Manolos and Nguyen an additional 1,500,000 shares of common stock each.

On November 16, 2020, the Company sold an aggregate 3,000,000 shares of Company common stock, par value $0.001, equal in value to $177,000 based on the closing price on November 16, 2020. Of the total sold, 1,500,000 shares of common stock were sold to Edward Manolos and 1,500,000 shares of common stock were sold to Thang Nguyen. The sales were made in regards to the Company’s acquisition of Ethos, and its disclosures under Item 1.01 are incorporated herein by reference. The Company issued the above shares of its common stock pursuant to the exemption from the registration requirements of the Securities Act of 1933, as amended, available to the Company by Section 4(a)(2) promulgated thereunder due to the fact that it was an isolated issuance and did not involve a public offering of securities. Messrs. Manolos and Nguyen were “accredited investors” and/or “sophisticated investors” pursuant to Section 501(a)(b) of the Securities Act, who provided the Company with representations, warranties and information concerning their qualifications as “sophisticated investors” and/or “accredited investors.” The Company provided and made available to Messrs. Manolos and Nguyen full information regarding its business and operations. There was no general solicitation in connection with the offer or sale of the restricted securities. Messrs. Manolos and Nguyen acquired the restricted common stock for their own accounts, for investment purposes and not with a view to public resale or distribution thereof within the meaning of the Securities Act. The restricted shares cannot be sold unless subject to an effective registration statement by the Company, or by an exemption from registration requirements of Section 5 of the Securities Act—the existence of any such exemption subject to legal review and approval by the Company.

Note 7. Related Party Transactions

In October 2017 – August 31, 2018, the Company incurred a related party debt in the amount of $10,000 to an entity related to the legal custodian of the Company for professional fees. As of August 31, 2018, this balance was forgiven and was included as part of the $168,048 Cancellation of Debt Income on the Statement of Operations.

In November 30, 2017 – August 31, 2018, the Company issued a $35,554 in multiple notes payable to an entity related to the legal custodian of the Company. The notes payable bear interest at an annual rate of 10% and is convertible to common shares of the Company at $0.0001 per share. On May 8, 2018, $13,000 of the principal balance on notes payable were converted to common stock. The remaining principal balance was forgiven and included as Cancellation of Debt Income on the Income Statement for the year ended August 31, 2019.

In March 2018 and May 2018, a legal custodian of the Company funded the Company $600 in advances. On August 31, 2018, this amount was reclassified as a note payable, that bears interest at an annual rate of 10% and is payable upon demand.

In connection with the above notes, the Company recognized a beneficial conversion feature of $27,954, representing the intrinsic value of the conversion features at the time of issuance. This beneficial conversion feature was accreted to interest expense during the year ended August 31, 2018.

On May 25, 2019, the Company issued two notes payable to Company directors Edward Manolos and Dan Nguyen for loans made to the Company, each in the amount of $16,666.67 for a total balance of $33,334. The notes bear interest at 5% per annum and do not have a fixed payment schedule or maturity date. These notes are additionally described herein in Footnote 7 - Notes Payable.

On July 1, 2019, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei for one thousand dollars ($1,000).

On July 9, 2019, the Company, through its Action Nutraceuticals subsidiary, loaned, Split Tee, LLC (“Split Tee”), a venture associated with Director Edward Manolos, $20,000 to engage in an exploratory research project. An additional $20,000 was supplied to Split Tee on August 23, 2019 (the “Split Tee Note”). The loans carry interest at the rate of 10% per annum and are due in one year for issuance. In addition, The Company, via Action Nutraceuticals subsidiary, invoiced Split Tee $5,000 as a consulting fee. Because of Mr. Manolos’ association as a director, the Company believes these transactions are defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, which would require specific disclosures under the section cited. On May 15, 2020, the outstanding balance of the Split Tee Note was reduced via a payment of $15,000.

During the three months ended February 29, 2020, the Company issued two convertible promissory notes having an aggregate principal amount of $133,101 in exchange for accrued expenses owed to related parties, of which $79,333 is payable to the Company’s Chief Executive Officer and $53,768 is payable to the Company’s previous Chief Financial Officer, Robert L. Hymers III. The notes mature two years from the respective issuance date and bear interest at the rate of 10% per annum, payable at maturity. The noteholders shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a variable conversion price of 50% of the average of the previous twenty (20) trading day closing prices of the Company’s common stock, subject to adjustment. As a result of the variable conversion prices, upon issuance, the Company recognized total debt discount of $133,101, which is being amortized to interest expense over the term of the notes. On May 22, 2020, Mr. Tabatabaei converted the principal amount of $79,333 and interest of $2,608, for a total amount of $81,941.55 into 694,902 common shares. As of August 31, 2020, the carrying value of the remaining note with the former chief financial officer was $15,884, net of debt discount of $37,884 and accrued interest was $3,138.

On April 30, 2020, the Company entered into a settlement agreement with Robert L. Hymers III, its Chief Financial Officer (the “CFO”), whereby the CFO resigned and the Company issued a promissory note for $30,000, which represented the remaining amount owed to the CFO for services rendered. The note matures December 31, 2020 and bears interest at the rate of 10% per annum, payable at maturity. The noteholder has the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a fixed conversion price of $0.02 per share, subject to adjustment. As a result of the beneficial conversion price, upon issuance, the Company recognized debt discount of $30,000, which is being amortized to interest expense over the term of the note. As of August 31, 2020, the carrying value of the note was $15,061, net of debt discount of $14,939 and accrued interest was $1,011.

On August 31, 2020, the Company issued a convertible note payable and a note payable to Robert L. Hymers III in connection with the acquisition of an 18.8% equity interest in NPE. See Note 8.

See Note 9 for further discussion of the accounting treatment of the embedded conversion options of the above promissory notes payable as derivative liabilities.